UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Value Leaders Fund

January 31, 2017

AVLF-QTLY-0317
1.813052.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Media - 7.8%
CBS Corp. Class B	9,300	$599,757
Discovery Communications, Inc. Class A (a)	9,300	263,655
Lions Gate Entertainment Corp. Class B (a)	13,750	368,363
Time Warner, Inc.	2,800	271,180
Twenty-First Century Fox, Inc. Class A	21,400	671,532
Viacom, Inc. Class B (non-vtg.)	12,900	543,606
		2,718,093
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	4,100	384,621

TOTAL CONSUMER DISCRETIONARY		3,102,714

CONSUMER STAPLES - 3.7%
Beverages - 1.9%
C&C Group PLC	151,702	647,352
Food & Staples Retailing - 1.8%
CVS Health Corp.	8,200	646,242
Safeway, Inc.:
rights (a)	4,300	0
rights (a)	4,300	774
		647,016

TOTAL CONSUMER STAPLES		1,294,368

ENERGY - 8.9%
Energy Equipment & Services - 1.0%
BW Offshore Ltd. (a)(b)	117,595	342,175
Oil, Gas & Consumable Fuels - 7.9%
GasLog Partners LP	24,000	549,600
Golar LNG Partners LP	16,200	401,436
Teekay Corp.	58,400	586,920
Teekay LNG Partners LP	29,000	527,800
Teekay Offshore Partners LP	120,000	697,200
		2,762,956

TOTAL ENERGY		3,105,131

FINANCIALS - 29.7%
Banks - 11.3%
JPMorgan Chase & Co.	15,425	1,305,418
U.S. Bancorp	19,871	1,046,208
Wells Fargo & Co.	28,026	1,578,705
		3,930,331
Capital Markets - 2.2%
Goldman Sachs Group, Inc.	3,300	756,756
Consumer Finance - 3.2%
Capital One Financial Corp.	5,600	489,384
Discover Financial Services	9,200	637,376
		1,126,760
Diversified Financial Services - 5.1%
Berkshire Hathaway, Inc. Class B (a)	10,700	1,756,298
Insurance - 7.9%
Allstate Corp.	8,440	634,772
Chubb Ltd.	5,200	683,748
Prudential PLC	34,985	677,966
The Travelers Companies, Inc.	6,500	765,570
		2,762,056

TOTAL FINANCIALS		10,332,201

HEALTH CARE - 14.5%
Biotechnology - 4.6%
Amgen, Inc.	7,300	1,143,764
Dyax Corp. rights 12/31/19 (a)	15,500	38,750
Shire PLC sponsored ADR	2,519	422,713
		1,605,227
Health Care Providers & Services - 5.8%
Anthem, Inc.	3,600	554,904
Cigna Corp.	5,800	848,076
McKesson Corp.	4,400	612,260
		2,015,240
Pharmaceuticals - 4.1%
Allergan PLC	2,200	481,558
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,200	942,726
		1,424,284

TOTAL HEALTH CARE		5,044,751

INDUSTRIALS - 4.7%
Aerospace & Defense - 1.7%
United Technologies Corp.	5,400	592,218
Machinery - 2.0%
Deere & Co.	6,500	695,825
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	8,200	363,014

TOTAL INDUSTRIALS		1,651,057

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.6%
Cisco Systems, Inc.	18,564	570,286
Electronic Equipment & Components - 1.5%
Dell Technologies, Inc. (a)	8,153	513,557
Internet Software & Services - 6.7%
Alphabet, Inc. Class A (a)	1,614	1,323,787
eBay, Inc. (a)	17,600	560,208
VeriSign, Inc. (a)(b)	5,400	433,134
		2,317,129
IT Services - 2.8%
Cognizant Technology Solutions Corp. Class A (a)	7,800	410,202
The Western Union Co.	28,900	565,862
		976,064
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	7,100	861,585
Samsung Electronics Co. Ltd.	411	704,132
		1,565,717

TOTAL INFORMATION TECHNOLOGY		5,942,753

MATERIALS - 1.9%
Chemicals - 1.9%
LyondellBasell Industries NV Class A	4,600	429,042
Valspar Corp.	2,000	221,340
		650,382
REAL ESTATE - 1.7%
Real Estate Management & Development - 1.7%
CBRE Group, Inc. (a)	19,400	588,984
UTILITIES - 1.7%
Electric Utilities - 1.7%
Exelon Corp.	16,500	592,020
TOTAL COMMON STOCKS
(Cost $29,017,546)		32,304,361

Money Market Funds - 8.9%
Fidelity Cash Central Fund, 0.62% (c)	2,556,062	2,556,574
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	548,821	548,931
TOTAL MONEY MARKET FUNDS
(Cost $3,105,504)		3,105,505
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $32,123,050)		35,409,866
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(608,489)
NET ASSETS - 100%		$34,801,377

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,166
Fidelity Securities Lending Cash Central Fund	3,003
Total	$6,169

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,102,714	$3,102,714	$--	$--
Consumer Staples	1,294,368	1,293,594	--	774
Energy	3,105,131	3,105,131	--	--
Financials	10,332,201	9,654,235	677,966	--
Health Care	5,044,751	5,006,001	--	38,750
Industrials	1,651,057	1,651,057	--	--
Information Technology	5,942,753	5,942,753	--	--
Materials	650,382	650,382	--	--
Real Estate	588,984	588,984	--	--
Utilities	592,020	592,020	--	--
Money Market Funds	3,105,505	3,105,505	--	--
Total Investments in Securities:	$35,409,866	$34,692,376	$677,966	$39,524

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $32,345,036. Net unrealized appreciation aggregated $3,064,830 of which $4,773,336 related to appreciated investment securities and $1,708,506 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® International Capital Appreciation Fund

January 31, 2017

AICAP-QTLY-0317
1.813045.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 2.5%
Amcor Ltd.	280,677	$3,043,976
CSL Ltd.	41,614	3,547,593
realestate.com.au Ltd.	61,561	2,453,914
Sydney Airport unit	565,658	2,509,621

TOTAL AUSTRALIA		11,555,104

Bailiwick of Guernsey - 0.5%
Burford Capital Ltd.	317,300	2,594,562
Bailiwick of Jersey - 2.0%
Experian PLC	150,400	2,904,564
Wolseley PLC	47,715	2,955,004
WPP PLC	147,000	3,421,295

TOTAL BAILIWICK OF JERSEY		9,280,863

Belgium - 1.0%
Anheuser-Busch InBev SA NV	44,320	4,627,808
Canada - 4.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	70,010	3,207,144
Canadian National Railway Co.	56,440	3,922,716
Canadian Pacific Railway Ltd.	20,790	3,144,423
CCL Industries, Inc. Class B	13,410	2,759,806
Constellation Software, Inc.	5,780	2,610,628
Enbridge, Inc.	86,990	3,703,551
Waste Connection, Inc. (Canada)	32,620	2,616,118

TOTAL CANADA		21,964,386

Cayman Islands - 2.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	54,760	5,547,736
Tencent Holdings Ltd.	246,400	6,442,223

TOTAL CAYMAN ISLANDS		11,989,959

Denmark - 1.8%
Coloplast A/S Series B	38,700	2,774,998
DSV de Sammensluttede Vognmaend A/S	55,700	2,703,958
Pandora A/S	22,600	2,957,690

TOTAL DENMARK		8,436,646

Finland - 0.7%
Sampo Oyj (A Shares)	70,100	3,246,227
France - 6.1%
Dassault Systemes SA	35,700	2,762,415
Essilor International SA	25,467	2,980,092
L'Oreal SA	19,300	3,507,463
Legrand SA	47,800	2,775,053
LVMH Moet Hennessy - Louis Vuitton SA	19,681	3,966,179
Orpea	32,930	2,680,314
Sartorius Stedim Biotech	11,613	702,029
Sodexo SA (b)	25,740	2,843,931
SR Teleperformance SA	23,500	2,514,247
VINCI SA	50,600	3,545,013

TOTAL FRANCE		28,276,736

Germany - 5.4%
CTS Eventim AG	78,614	2,724,553
Fresenius SE & Co. KGaA	43,600	3,432,538
HeidelbergCement Finance AG	31,000	2,983,026
Henkel AG & Co. KGaA	33,213	3,493,559
SAP AG	52,178	4,771,690
Scout24 Holding GmbH (a)	68,238	2,431,245
Symrise AG	44,500	2,673,301
Wirecard AG (b)	57,400	2,776,575

TOTAL GERMANY		25,286,487

Hong Kong - 1.0%
AIA Group Ltd.	747,800	4,629,894
India - 5.6%
Amara Raja Batteries Ltd.	189,732	2,523,437
Asian Paints Ltd.	185,119	2,661,557
HDFC Bank Ltd.	139,004	2,991,901
Housing Development Finance Corp. Ltd.	179,796	3,637,330
IndusInd Bank Ltd.	153,297	2,842,857
ITC Ltd.	808,412	3,090,441
LIC Housing Finance Ltd.	324,643	2,661,722
Maruti Suzuki India Ltd.	34,273	2,992,130
Zee Entertainment Enterprises Ltd.	368,729	2,671,463

TOTAL INDIA		26,072,838

Indonesia - 1.3%
PT Bank Central Asia Tbk	2,619,400	3,001,447
PT Bank Rakyat Indonesia Tbk	3,278,100	2,878,541

TOTAL INDONESIA		5,879,988

Ireland - 3.5%
Accenture PLC Class A	21,110	2,403,796
Allegion PLC	36,730	2,412,059
CRH PLC	95,400	3,329,368
James Hardie Industries PLC CDI	178,223	2,795,198
Kerry Group PLC Class A	38,820	2,728,093
Kingspan Group PLC (Ireland)	89,160	2,594,852

TOTAL IRELAND		16,263,366

Israel - 0.5%
Frutarom Industries Ltd.	46,300	2,443,016
Italy - 1.7%
Atlantia SpA	123,046	2,796,033
Buzzi Unicem SpA	101,300	2,493,256
Recordati SpA	90,021	2,556,745

TOTAL ITALY		7,846,034

Japan - 10.0%
Benefit One, Inc.	98,500	2,507,209
Daikin Industries Ltd.	29,800	2,962,581
Daito Trust Construction Co. Ltd.	19,400	2,713,010
Dentsu, Inc.	56,100	2,593,588
Hoya Corp.	68,600	2,990,428
Japan Tobacco, Inc.	103,000	3,320,521
Kansai Paint Co. Ltd.	139,200	2,704,852
Keyence Corp.	8,954	3,478,983
Misumi Group, Inc.	145,900	2,726,499
Nitori Holdings Co. Ltd.	5,800	648,269
Park24 Co. Ltd.	64,700	1,784,966
Recruit Holdings Co. Ltd.	67,200	2,943,087
Relo Holdings Corp.	18,420	2,704,841
Seria Co. Ltd.	35,100	2,384,350
Start Today Co. Ltd.	139,100	2,615,440
Sundrug Co. Ltd.	36,300	2,501,231
Sysmex Corp.	41,300	2,472,660
Tsuruha Holdings, Inc.	26,900	2,525,374

TOTAL JAPAN		46,577,889

Kenya - 0.5%
Safaricom Ltd.	14,090,300	2,511,277
Korea (South) - 0.2%
AMOREPACIFIC Group, Inc.	7,808	918,680
Luxembourg - 0.4%
Eurofins Scientific SA	3,720	1,666,532
Mexico - 1.1%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	329,700	2,554,469
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	182,055	2,637,652

TOTAL MEXICO		5,192,121

Netherlands - 1.5%
ASML Holding NV (Netherlands)	29,400	3,569,862
RELX NV	212,417	3,587,879

TOTAL NETHERLANDS		7,157,741

New Zealand - 1.4%
Auckland International Airport Ltd.	556,896	2,794,787
Fisher & Paykel Healthcare Corp.	156,356	996,903
Ryman Healthcare Group Ltd.	434,110	2,774,192

TOTAL NEW ZEALAND		6,565,882

Philippines - 1.1%
SM Investments Corp.	191,982	2,666,444
SM Prime Holdings, Inc.	4,364,300	2,609,119

TOTAL PHILIPPINES		5,275,563

South Africa - 1.5%
Capitec Bank Holdings Ltd.	48,400	2,521,505
Naspers Ltd. Class N	28,080	4,473,480

TOTAL SOUTH AFRICA		6,994,985

Spain - 1.3%
Aena SA	18,330	2,658,415
Amadeus IT Holding SA Class A	71,060	3,278,938

TOTAL SPAIN		5,937,353

Sweden - 1.8%
ASSA ABLOY AB (B Shares)	169,818	3,213,375
Hexagon AB (B Shares)	72,700	2,875,719
Indutrade AB	123,500	2,503,293

TOTAL SWEDEN		8,592,387

Switzerland - 3.6%
Givaudan SA	1,625	2,921,404
Kaba Holding AG (B Shares) (Reg.)	3,380	2,616,422
Nestle SA	117,243	8,589,744
Sika AG	466	2,441,726

TOTAL SWITZERLAND		16,569,296

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	200,670	6,202,710
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	226,600	2,672,147
United Kingdom - 12.1%
Ascential PLC	695,235	2,502,247
Ashtead Group PLC	138,500	2,798,182
Big Yellow Group PLC	285,600	2,471,879
British American Tobacco PLC (United Kingdom)	94,000	5,802,426
Bunzl PLC	108,500	2,851,339
Compass Group PLC	204,041	3,631,329
Dignity PLC	79,035	2,430,966
Halma PLC	241,800	2,813,706
Imperial Tobacco Group PLC	83,577	3,862,313
InterContinental Hotel Group PLC	56,200	2,601,745
Intertek Group PLC	62,600	2,671,227
London Stock Exchange Group PLC	77,000	3,071,621
Provident Financial PLC	81,000	2,776,721
Prudential PLC	192,371	3,727,911
Reckitt Benckiser Group PLC	47,430	4,069,761
Rightmove PLC	50,830	2,570,554
Sage Group PLC	380,300	2,932,699
St. James's Place Capital PLC	195,700	2,636,701

TOTAL UNITED KINGDOM		56,223,327

United States of America - 18.1%
A.O. Smith Corp.	49,884	2,431,845
Adobe Systems, Inc. (a)	23,260	2,637,219
Alphabet, Inc. Class C (a)	2,960	2,358,498
Altria Group, Inc.	35,470	2,524,755
Amazon.com, Inc. (a)	2,960	2,437,501
Amphenol Corp. Class A	36,762	2,481,067
AutoZone, Inc. (a)	3,311	2,400,409
Domino's Pizza, Inc.	13,190	2,302,183
Equifax, Inc.	22,000	2,580,160
Facebook, Inc. Class A (a)	20,630	2,688,502
Fiserv, Inc. (a)	22,129	2,377,318
FleetCor Technologies, Inc. (a)	14,020	2,067,810
Henry Schein, Inc. (a)	17,010	2,719,219
Home Depot, Inc.	17,030	2,342,987
Masco Corp.	76,130	2,508,484
MasterCard, Inc. Class A	23,550	2,504,072
Mettler-Toledo International, Inc. (a)	5,580	2,380,595
Microsoft Corp.	37,250	2,408,213
Middleby Corp. (a)	17,431	2,338,892
Mohawk Industries, Inc. (a)	11,200	2,417,408
Molson Coors Brewing Co. Class B	26,360	2,544,267
Moody's Corp.	26,140	2,709,934
MSCI, Inc.	31,790	2,630,623
O'Reilly Automotive, Inc. (a)	9,020	2,365,675
Philip Morris International, Inc.	27,910	2,682,988
Priceline Group, Inc. (a)	1,520	2,394,198
Reynolds American, Inc.	42,250	2,540,493
S&P Global, Inc.	21,864	2,627,616
Service Corp. International	84,050	2,448,377
Sherwin-Williams Co.	8,080	2,454,785
Snap-On, Inc.	13,100	2,378,043
TransDigm Group, Inc.	12,150	2,629,260
Vantiv, Inc. (a)	37,300	2,321,552
Visa, Inc. Class A	30,940	2,559,047

TOTAL UNITED STATES OF AMERICA		84,193,995

TOTAL COMMON STOCKS
(Cost $431,777,479)		453,645,799

Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.8%
Itau Unibanco Holding SA sponsored ADR
(Cost $3,223,236)	310,480	3,666,769

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.62% (c)	10,279,716	10,281,772
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	4,895,213	4,896,192
TOTAL MONEY MARKET FUNDS
(Cost $15,177,773)		15,177,964
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $450,178,488)		472,490,532
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(7,009,286)
NET ASSETS - 100%		$465,481,246

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,813
Fidelity Securities Lending Cash Central Fund	11,692
Total	$19,505

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$67,021,307	$51,529,024	$15,492,283	$--
Consumer Staples	62,537,061	39,447,322	23,089,739	--
Energy	3,703,551	3,703,551	--	--
Financials	54,853,882	40,257,949	14,595,933	--
Health Care	34,674,838	28,352,247	6,322,591	--
Industrials	103,933,755	91,272,933	12,660,822	--
Information Technology	81,872,777	67,089,002	14,783,775	--
Materials	35,705,271	32,375,903	3,329,368	--
Real Estate	10,498,849	10,498,849	--	--
Telecommunication Services	2,511,277	2,511,277	--	--
Money Market Funds	15,177,964	15,177,964	--	--
Total Investments in Securities:	$472,490,532	$382,216,021	$90,274,511	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$13,843,914
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $451,563,826. Net unrealized appreciation aggregated $20,926,706, of which $31,079,141 related to appreciated investment securities and $10,152,435 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Equity Income Fund

January 31, 2017

AGED-QTLY-0317
1.938156.104

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
		Shares	Value
Australia - 0.2%
Asaleo Care Ltd.		27,597	$31,604
Austria - 0.1%
Andritz AG		200	10,787
Bailiwick of Jersey - 1.0%
Wolseley PLC		2,810	174,024
Belgium - 1.1%
Anheuser-Busch InBev SA NV		1,400	146,185
KBC Groep NV		748	48,464

TOTAL BELGIUM			194,649

Canada - 4.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		1,640	75,128
Constellation Software, Inc.		300	135,500
Fairfax Financial Holdings Ltd. (sub. vtg.)		170	79,431
Imperial Oil Ltd.		5,270	173,257
PrairieSky Royalty Ltd.		1,120	26,252
Suncor Energy, Inc.		8,860	274,805

TOTAL CANADA			764,373

Cayman Islands - 0.6%
Goodbaby International Holdings Ltd.		56,000	24,345
SITC International Holdings Co. Ltd.		126,000	78,258

TOTAL CAYMAN ISLANDS			102,603

Chile - 0.5%
Vina San Pedro SA		8,495,654	90,383
Denmark - 0.2%
Pandora A/S		300	39,261
France - 1.0%
Cegedim SA (a)		1,000	28,078
Maisons du Monde SA		2,117	59,704
VINCI SA		1,100	77,066

TOTAL FRANCE			164,848

Germany - 2.5%
adidas AG		981	154,242
AURELIUS AG		1,469	92,531
SAP AG		1,923	175,859

TOTAL GERMANY			422,632

Hong Kong - 1.0%
Techtronic Industries Co. Ltd.		50,500	174,660
Ireland - 3.5%
Accenture PLC Class A		1,850	210,660
Allergan PLC		479	104,848
Greencore Group PLC		10,611	31,503
Medtronic PLC		3,216	244,480

TOTAL IRELAND			591,491

Isle of Man - 1.3%
Paysafe Group PLC (a)		28,444	136,654
Playtech Ltd.		7,482	78,028

TOTAL ISLE OF MAN			214,682

Israel - 2.1%
Bezeq The Israel Telecommunication Corp. Ltd.		63,800	111,367
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.		1,000	40,641
Teva Pharmaceutical Industries Ltd. sponsored ADR		6,280	209,940

TOTAL ISRAEL			361,948

Japan - 11.9%
A/S One Corp.		2,600	119,741
Astellas Pharma, Inc.		9,200	123,480
Broadleaf Co. Ltd.		10,200	63,417
Daiichikosho Co. Ltd.		5,100	202,582
Daito Trust Construction Co. Ltd.		900	125,861
Hoya Corp.		4,500	196,165
Inaba Denki Sangyo Co. Ltd.		1,300	46,112
Japan Meat Co. Ltd.		5,500	88,168
Japan Tobacco, Inc.		600	19,343
KDDI Corp.		6,100	163,897
Morinaga & Co. Ltd.		1,800	77,796
Nippon Telegraph & Telephone Corp.		3,100	136,934
Olympus Corp.		3,100	106,939
ORIX Corp.		4,000	60,473
Recruit Holdings Co. Ltd.		2,100	91,971
Shinsei Bank Ltd.		63,000	108,803
Sony Corp.		4,900	148,361
Tsuruha Holdings, Inc.		1,000	93,880
USS Co. Ltd.		1,500	26,317

TOTAL JAPAN			2,000,240

Kenya - 0.2%
Safaricom Ltd.		197,000	35,111
Korea (South) - 1.3%
Hyundai Fire & Marine Insurance Co. Ltd.		700	18,296
Samsung Electronics Co. Ltd.		113	193,593

TOTAL KOREA (SOUTH)			211,889

Multi-National - 0.4%
HKT Trust/HKT Ltd. unit		45,280	63,252
Netherlands - 1.7%
Koninklijke Philips Electronics NV		3,218	94,424
LyondellBasell Industries NV Class A		1,994	185,980

TOTAL NETHERLANDS			280,404

South Africa - 0.9%
Capitec Bank Holdings Ltd.		1,900	98,985
EOH Holdings Ltd.		4,400	47,902

TOTAL SOUTH AFRICA			146,887

Spain - 0.9%
Amadeus IT Holding SA Class A		3,400	156,887
Sweden - 0.5%
Loomis AB (B Shares)		2,970	86,821
Switzerland - 2.2%
Banque Cantonale Vaudoise		130	88,677
Chubb Ltd.		867	114,002
Nestle SA		2,349	172,098

TOTAL SWITZERLAND			374,777

Taiwan - 2.8%
ECLAT Textile Co. Ltd.		11,022	114,847
King's Town Bank		27,000	24,758
Taiwan Semiconductor Manufacturing Co. Ltd.		55,000	329,371

TOTAL TAIWAN			468,976

United Kingdom - 9.2%
BAE Systems PLC		12,999	95,474
Beijing Yanjing Brewery ELS (UBS Warrant Programme) warrants 10/6/17 (a)(b)		16,700	17,303
British American Tobacco PLC (United Kingdom)		2,648	163,456
BT Group PLC		12,904	49,325
Coca-Cola European Partners PLC		1,750	60,428
GlaxoSmithKline PLC		8,623	166,639
Hilton Food Group PLC		11,081	93,049
Imperial Tobacco Group PLC		1,746	80,687
ITV PLC		69,680	178,120
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. ELS (UBS Warrant Programme) warrants 10/23/17 (a)(b)		2,074	21,163
Lloyds Banking Group PLC		80,207	65,786
Mears Group PLC		4,200	26,788
Micro Focus International PLC		10,284	277,504
St. James's Place Capital PLC		6,914	93,154
The Restaurant Group PLC		3,521	12,978
WH Smith PLC		5,428	111,303
Wuliangye Yibin Co. Ltd. ELS (A Shares) (UBS Warrant Programme) warrants 3/7/19 (a)(b)		5,700	30,647

TOTAL UNITED KINGDOM			1,543,804

United States of America - 44.1%
American Tower Corp.		2,088	216,108
AMETEK, Inc.		913	46,654
Amgen, Inc.		1,123	175,952
Apple, Inc.		4,797	582,117
AutoZone, Inc. (a)		114	82,648
Ball Corp.		890	67,871
Bank of America Corp.		13,816	312,794
Bristol-Myers Squibb Co.		1,050	51,618
Capital One Financial Corp.		700	61,173
Caterpillar, Inc.		700	66,962
Cedar Fair LP (depositary unit)		900	56,277
Charter Communications, Inc. Class A (a)		200	64,790
Chevron Corp.		3,371	375,361
Comcast Corp. Class A		4,611	347,762
ConocoPhillips Co.		5,011	244,336
Coty, Inc. Class A		2,128	40,858
CVS Health Corp.		1,603	126,332
Danaher Corp.		1,597	134,020
Dell Technologies, Inc. (a)		628	39,558
Deluxe Corp.		616	44,876
Diamond Hill Investment Group, Inc.		661	133,654
Dr. Pepper Snapple Group, Inc.		1,424	129,869
E.I. du Pont de Nemours & Co.		1,893	142,922
Exxon Mobil Corp.		2,570	215,597
Fortive Corp.		959	53,042
Gilead Sciences, Inc.		1,164	84,332
H&R Block, Inc.		1,445	31,010
Johnson & Johnson		2,653	300,452
JPMorgan Chase & Co.		3,632	307,376
L Brands, Inc.		1,642	98,865
McDonald's Corp.		1,055	129,311
Microsoft Corp.		4,961	320,729
Molson Coors Brewing Co. Class B		1,460	140,919
Monsanto Co.		771	83,507
MSCI, Inc.		1,688	139,682
Oracle Corp.		2,366	94,900
PepsiCo, Inc.		1,881	195,210
PPG Industries, Inc.		500	50,005
Procter & Gamble Co.		1,901	166,528
Qualcomm, Inc.		1,400	74,802
Roper Technologies, Inc.		311	59,665
S&P Global, Inc.		1,897	227,981
Sabre Corp.		2,191	53,680
Stock Yards Bancorp, Inc.		662	29,658
SunTrust Banks, Inc.		3,472	197,279
The Coca-Cola Co.		3,741	155,513
Total System Services, Inc.		936	47,436
U.S. Bancorp		4,423	232,871
VF Corp.		1,324	68,160
W.R. Grace & Co.		639	44,308
Wells Fargo & Co.		5,072	285,706

TOTAL UNITED STATES OF AMERICA			7,433,036

TOTAL COMMON STOCKS
(Cost $14,235,509)			16,140,029

Nonconvertible Preferred Stocks - 0.3%
Spain - 0.3%
Grifols SA Class B
(Cost $35,149)		2,300	39,270
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.6% 3/31/40(d)
(Cost $429)	CAD	500	444
		Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.62% (e)
(Cost $324,569)		324,504	324,569
TOTAL INVESTMENT PORTFOLIO - 97.9%
(Cost $14,595,656)			16,504,312
NET OTHER ASSETS (LIABILITIES) - 2.1%			356,288
NET ASSETS - 100%			$16,860,600

Currency Abbreviations

CAD – Canadian dollar

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,113 or 0.4% of net assets.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$482
Total	$482

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,125,543	$1,778,177	$347,366	$--
Consumer Staples	2,219,578	1,737,839	481,739	--
Energy	1,309,608	1,309,608	--	--
Financials	2,890,647	2,755,748	134,899	--
Health Care	2,085,954	1,756,565	329,389	--
Industrials	1,052,924	610,744	442,180	--
Information Technology	3,018,597	2,513,367	505,230	--
Materials	574,593	574,593	--	--
Real Estate	341,969	341,969	--	--
Telecommunication Services	559,886	195,803	364,083	--
Corporate Bonds	444	--	444	--
Money Market Funds	324,569	324,569	--	--
Total Investments in Securities:	$16,504,312	$13,898,982	$2,605,330	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$778,482
Level 2 to Level 1	$301,598

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $14,692,062. Net unrealized appreciation aggregated $1,812,250, of which $2,331,278 related to appreciated investment securities and $519,028 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Asia Fund

January 31, 2017

AEA-QTLY-0317
1.813062.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 0.3%
Beacon Lighting Group Ltd.	103,679	$125,808
Woodside Petroleum Ltd.	25,856	618,866

TOTAL AUSTRALIA		744,674

Bermuda - 3.8%
Brilliance China Automotive Holdings Ltd.	684,000	963,579
Cheung Kong Infrastructure Holdings Ltd.	272,000	2,187,344
Hongkong Land Holdings Ltd.	267,100	1,802,925
Man Wah Holdings Ltd.	1,570,400	1,004,393
PAX Global Technology Ltd.	515,000	358,894
Tai Cheung Holdings Ltd.	576,000	524,583
Vtech Holdings Ltd.	112,500	1,396,447

TOTAL BERMUDA		8,238,165

Cayman Islands - 16.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	88,700	8,986,197
China State Construction International Holdings Ltd.	956,000	1,553,456
Cogobuy Group (a)	288,000	391,081
Ctrip.com International Ltd. ADR (a)	46,700	2,017,907
Haitian International Holdings Ltd.	353,000	718,085
International Housewares Retail Co. Ltd.	2,902,000	638,370
JD.com, Inc. sponsored ADR (a)	76,200	2,164,080
Lee's Pharmaceutical Holdings Ltd.	341,000	298,462
Longfor Properties Co. Ltd.	1,066,000	1,534,698
NetEase, Inc. ADR	8,100	2,056,590
Silergy Corp.	60,000	913,740
SITC International Holdings Co. Ltd.	1,369,000	850,278
TCC International Holdings Ltd.	700,000	168,945
Tencent Holdings Ltd.	474,200	12,398,141
Value Partners Group Ltd.	905,000	776,943
Xingda International Holdings Ltd.	1,719,000	833,603
Xinyi Glass Holdings Ltd.	430,000	386,769

TOTAL CAYMAN ISLANDS		36,687,345

China - 13.3%
BBMG Corp. (H Shares)	3,934,000	1,509,712
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	1,480,000	440,309
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	418,000	263,156
China Construction Bank Corp. (H Shares)	6,503,000	4,821,252
China Pacific Insurance (Group) Co. Ltd. (H Shares)	622,400	2,210,771
China Telecom Corp. Ltd. (H Shares)	4,408,000	2,081,186
Gree Electric Appliances, Inc. of Zhuhai Class A	455,100	1,704,893
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	378,799	1,438,320
Huaneng Renewables Corp. Ltd. (H Shares)	2,148,000	666,606
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	436,001	1,166,403
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	394,804	2,744,033
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	166,910	1,703,141
Kweichow Moutai Co. Ltd. (A Shares)	53,883	2,696,793
PICC Property & Casualty Co. Ltd. (H Shares)	775,060	1,171,619
Shenzhen Expressway Co. (H Shares)	1,002,000	912,985
Weifu High-Technology Co. Ltd. (B Shares)	332,368	784,774
Yunnan Baiyao Group Co. Ltd.	129,385	1,417,817
Zhengzhou Yutong Bus Co. Ltd.	480,360	1,414,209

TOTAL CHINA		29,147,979

Hong Kong - 9.3%
AIA Group Ltd.	979,200	6,062,573
China Resources Beer Holdings Co. Ltd. (a)	614,000	1,247,104
CNOOC Ltd. sponsored ADR	16,600	2,088,778
CSPC Pharmaceutical Group Ltd.	1,910,000	2,149,627
Dah Sing Financial Holdings Ltd.	138,400	1,068,676
Hysan Development Co. Ltd.	268,000	1,221,396
Magnificent Hotel Investment Ltd.	1,896,000	43,423
Power Assets Holdings Ltd.	306,000	2,932,050
Sino Land Ltd.	750,000	1,239,261
Techtronic Industries Co. Ltd.	686,000	2,372,606

TOTAL HONG KONG		20,425,494

India - 15.9%
Adani Ports & Special Economic Zone	183,402	796,874
Amara Raja Batteries Ltd.	80,531	1,071,063
Asian Paints Ltd.	144,448	2,076,808
Axis Bank Ltd.	258,967	1,787,434
Bajaj Corp. Ltd.	130,804	722,846
Bharat Petroleum Corp. Ltd.	114,056	1,151,541
Bharti Infratel Ltd.	247,577	1,077,362
CCL Products (India) Ltd. (a)	88,732	394,145
Coal India Ltd.	80,183	367,216
Gujarat Gas Ltd.	66,671	563,664
Havells India Ltd.	227,067	1,412,716
HCL Technologies Ltd.	77,895	935,859
HDFC Bank Ltd.	102,590	2,208,132
Housing Development Finance Corp. Ltd.	163,145	3,300,475
Indian Oil Corp. Ltd.	294,407	1,597,730
Indraprastha Gas Ltd.	101,491	1,412,291
Page Industries Ltd.	4,349	933,661
Petronet LNG Ltd.	349,073	1,933,435
Power Grid Corp. of India Ltd.	334,764	1,027,373
Redington India Ltd.	132,715	201,191
Reliance Industries Ltd.	200,094	3,097,656
Sterlite Optical Technologies Ltd. (a)	105,312	194,667
Sun Pharmaceutical Industries Ltd.	241,129	2,255,395
Tata Motors Ltd. (a)	222,439	1,724,919
Torrent Pharmaceuticals Ltd.	41,324	795,662
UPL Ltd. (a)	73,986	794,214
Vakrangee Ltd. (a)	141,400	640,033
VST Industries Ltd. (a)	8,218	292,508

TOTAL INDIA		34,766,870

Indonesia - 3.6%
PT Bank Central Asia Tbk	2,354,300	2,697,681
PT Bank Rakyat Indonesia Tbk	2,386,800	2,095,879
PT Gudang Garam Tbk	391,800	1,811,919
PT Indofood Sukses Makmur Tbk	2,002,600	1,188,587

TOTAL INDONESIA		7,794,066

Israel - 0.5%
Sarine Technologies Ltd.	803,000	1,054,067
Japan - 1.0%
KDDI Corp.	35,100	943,080
Olympus Corp.	34,400	1,186,680

TOTAL JAPAN		2,129,760

Korea (South) - 13.1%
AMOREPACIFIC Group, Inc.	11,758	1,383,432
BGFretail Co. Ltd.	19,181	1,527,305
Hyundai Fire & Marine Insurance Co. Ltd.	35,189	919,726
Hyundai Motor Co.	17,851	2,162,330
KB Financial Group, Inc.	17,950	732,953
KEPCO Plant Service & Engineering Co. Ltd.	21,006	997,736
Korea Petro Chemical Industries Co. Ltd.	2,379	557,755
Korea Zinc Co. Ltd.	2,802	1,192,201
LG Household & Health Care Ltd.	2,218	1,692,917
Loen Entertainment, Inc. (a)	16,819	1,133,306
LS Industrial Systems Ltd.	17,747	649,543
Medy-Tox, Inc.	2,902	1,043,237
Osstem Implant Co. Ltd. (a)	25,066	1,251,521
Samsung Electronics Co. Ltd.	7,920	13,568,675

TOTAL KOREA (SOUTH)		28,812,637

Malaysia - 0.2%
Bursa Malaysia Bhd	106,600	213,946
YTL Power International Bhd	494,300	159,578

TOTAL MALAYSIA		373,524

Multi-National - 1.2%
HKT Trust/HKT Ltd. unit	1,856,500	2,593,375
Philippines - 1.1%
Ayala Land, Inc.	1,483,800	1,061,788
Robinsons Land Corp.	1,488,700	752,149
Security Bank Corp.	116,736	500,974

TOTAL PHILIPPINES		2,314,911

Singapore - 0.8%
Sheng Siong Group Ltd.	377,600	249,170
UOL Group Ltd.	273,300	1,235,265
Wing Tai Holdings Ltd.	272,000	334,849

TOTAL SINGAPORE		1,819,284

Taiwan - 14.4%
Advanced Semiconductor Engineering, Inc.	1,220,000	1,351,135
CTCI Corp.	579,000	905,891
E.SUN Financial Holdings Co. Ltd.	3,011,122	1,781,158
ECLAT Textile Co. Ltd.	90,000	937,786
Fubon Financial Holding Co. Ltd.	1,455,000	2,360,430
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,372,035	3,681,869
Largan Precision Co. Ltd.	16,000	2,282,746
Micro-Star International Co. Ltd.	512,000	1,240,993
Nien Made Enterprise Co. Ltd.	173,000	1,622,369
PChome Online, Inc.	81,099	672,131
Pou Chen Corp.	239,000	303,055
Taiwan Semiconductor Manufacturing Co. Ltd.	2,110,393	12,638,234
Vanguard International Semiconductor Corp.	429,000	774,361
Voltronic Power Technology Corp.	79,000	1,075,183

TOTAL TAIWAN		31,627,341

Thailand - 2.6%
Bangkok Bank PCL (For. Reg.)	222,300	1,149,254
Delta Electronics PCL (For. Reg.)	118,500	289,436
Kasikornbank PCL (For. Reg.)	421,200	2,249,519
PTT Global Chemical PCL (For. Reg.)	400,400	772,687
Thai Beverage PCL	1,933,100	1,186,456

TOTAL THAILAND		5,647,352

United States of America - 1.2%
China Biologic Products, Inc. (a)	12,800	1,458,432
Cognizant Technology Solutions Corp. Class A (a)	23,300	1,225,347

TOTAL UNITED STATES OF AMERICA		2,683,779

TOTAL COMMON STOCKS
(Cost $178,204,709)		216,860,623
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $178,204,709)		216,860,623
NET OTHER ASSETS (LIABILITIES) - 1.0%		2,274,692
NET ASSETS - 100%		$219,135,315

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,532
Fidelity Securities Lending Cash Central Fund	646
Total	$3,178

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$22,248,712	$15,614,888	$6,633,824	$--
Consumer Staples	17,262,726	16,015,622	1,247,104	--
Energy	10,855,222	10,855,222	--	--
Financials	38,109,395	19,056,476	19,052,919	--
Health Care	14,600,866	12,152,777	2,448,089	--
Industrials	13,675,242	9,377,282	4,297,960	--
Information Technology	67,245,006	39,102,155	28,142,851	--
Materials	7,072,322	5,393,665	1,678,657	--
Real Estate	9,706,914	5,186,976	4,519,938	--
Telecommunication Services	6,695,003	1,077,362	5,617,641	--
Utilities	9,389,215	3,162,906	6,226,309	--
Total Investments in Securities:	$216,860,623	$136,995,331	$79,865,292	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$48,897,900
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $178,369,102. Net unrealized appreciation aggregated $38,491,521, of which $47,088,202 related to appreciated investment securities and $8,596,681 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Capital Appreciation Fund

January 31, 2017

AGLO-QTLY-0317
1.813039.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 0.6%
Beacon Lighting Group Ltd.	303,905	$368,770
Corporate Travel Management Ltd.	30,102	396,774
Imdex Ltd. (a)	123,163	63,517

TOTAL AUSTRALIA		829,061

Austria - 0.7%
Buwog-Gemeinnuetzige Wohnung	16,609	395,882
CA Immobilien Anlagen AG	23,700	466,527
IMMOFINANZ Immobilien Anlagen AG	46,100	84,501

TOTAL AUSTRIA		946,910

Bermuda - 1.3%
BW LPG Ltd.	6,900	35,136
China Water Affairs Group Ltd.	460,000	312,887
Credicorp Ltd. (United States)	1,000	163,680
Essent Group Ltd. (a)	22,000	760,540
Great Eagle Holdings Ltd.	33,190	150,959
Tai Cheung Holdings Ltd.	483,000	439,884

TOTAL BERMUDA		1,863,086

Brazil - 1.7%
Banco ABC Brasil SA rights 2/2/17 (a)	1,776	3,413
BTG Pactual Participations Ltd. unit	34,300	180,475
Cetip SA - Mercados Organizado	26,700	398,666
Cosan SA Industria e Comercio	27,000	345,051
CVC Brasil Operadora e Agencia de Viagens SA	40,200	331,694
Direcional Engenharia SA	57,600	108,031
Fleury SA	20,900	251,906
Gafisa SA	206,900	161,523
M. Dias Branco SA	9,200	361,799
Natura Cosmeticos SA	3,700	29,672
Sul America SA unit	30,900	182,295

TOTAL BRAZIL		2,354,525

Canada - 3.1%
Air Canada (a)	17,700	181,863
B2Gold Corp. (a)	87,500	265,610
Constellation Software, Inc.	800	361,333
Dollarama, Inc.	1,700	128,749
Gluskin Sheff + Associates, Inc.	19,600	275,191
Lions Gate Entertainment Corp.:
Class A(b)	4,050	116,519
Class B (a)	4,050	108,500
Pason Systems, Inc.	4,300	62,918
PrairieSky Royalty Ltd.	27,500	644,573
Premium Brands Holdings Corp.	18,000	964,565
Suncor Energy, Inc.	32,100	995,624
Tahoe Resources, Inc.	20,200	184,264

TOTAL CANADA		4,289,709

Cayman Islands - 1.5%
Ambarella, Inc. (a)	4,300	213,323
Geely Automobile Holdings Ltd.	300,000	354,577
Greatview Aseptic Pack Co. Ltd.	206,000	97,184
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	15,600	741,780
Silergy Corp.	21,000	319,809
Sunny Optical Technology Group Co. Ltd.	65,000	380,868

TOTAL CAYMAN ISLANDS		2,107,541

China - 0.8%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	538,000	338,703
Huaneng Renewables Corp. Ltd. (H Shares)	808,000	250,753
Kweichow Moutai Co. Ltd. (A Shares)	10,581	529,569

TOTAL CHINA		1,119,025

France - 2.7%
ALTEN	4,600	342,633
bioMerieux SA	2,100	331,655
Compagnie Plastic Omnium	10,400	352,522
Ipsen SA	6,000	464,401
Maisons du Monde SA	6,600	186,133
Sanofi SA	10,995	883,740
SR Teleperformance SA	4,400	470,753
Thales SA	4,200	393,452
Valeo SA	6,100	372,181

TOTAL FRANCE		3,797,470

Germany - 2.6%
BAUER AG	16,400	247,853
Bayer AG	6,500	722,014
Deutsche Borse AG	12,900	1,146,212
GEA Group AG	15,370	634,475
Infineon Technologies AG	23,000	421,836
KION Group AG	5,900	358,578
MLP AG	12,800	66,048

TOTAL GERMANY		3,597,016

Greece - 0.1%
Mytilineos Holdings SA (a)	24,600	171,019
Hong Kong - 1.1%
AIA Group Ltd.	138,400	856,883
CSPC Pharmaceutical Group Ltd.	304,000	342,140
Sino Land Ltd.	212,000	350,298

TOTAL HONG KONG		1,549,321

India - 2.5%
AIA Engineering Ltd.	17,598	353,016
Bharat Heavy Electricals Ltd.	79,559	161,498
Biocon Ltd.	24,571	367,919
HDFC Bank Ltd.	16,201	348,708
Indraprastha Gas Ltd.	12,422	172,857
JSW Steel Ltd. (a)	131,435	385,749
Natco Pharma Ltd. (a)	33,234	340,093
Power Grid Corp. of India Ltd.	113,112	347,135
Syngene International Ltd.	41,476	335,451
UPL Ltd. (a)	30,749	330,080
Vakrangee Ltd. (a)	87,242	394,892

TOTAL INDIA		3,537,398

Indonesia - 0.3%
PT Astra International Tbk	11,100	6,609
PT Bank Bukopin Tbk	3,442,700	157,277
PT Bank Rakyat Indonesia Tbk	278,000	244,115

TOTAL INDONESIA		408,001

Ireland - 1.2%
Adient PLC (a)	401	25,459
Allergan PLC	3,200	700,448
C&C Group PLC	27,800	118,630
Jazz Pharmaceuticals PLC (a)	4,700	573,024
Medtronic PLC	3,000	228,060

TOTAL IRELAND		1,645,621

Israel - 1.3%
Elbit Systems Ltd. (Israel)	3,800	417,848
Ituran Location & Control Ltd.	12,600	347,130
SodaStream International Ltd. (a)	8,400	369,516
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,300	678,629

TOTAL ISRAEL		1,813,123

Italy - 0.8%
Eni SpA	30,800	473,575
Immobiliare Grande Distribuzione SpA	215,000	161,536
Mediaset SpA	34,100	145,624
Moncler SpA	18,800	361,244

TOTAL ITALY		1,141,979

Japan - 3.6%
Astellas Pharma, Inc.	60,400	810,675
Broadleaf Co. Ltd.	37,400	232,529
FJ Next Co. Ltd.	50,300	330,997
Hokuriku Electrical Construction Co. Ltd.	22,200	174,006
JK Holdings Co. Ltd.	16,200	85,512
Koshidaka Holdings Co. Ltd.	15,200	312,185
Misumi Group, Inc.	12,300	229,856
Monex Group, Inc.	150,000	397,219
NEC Corp.	135,000	312,063
Nippon Shinyaku Co. Ltd.	6,800	351,714
Recruit Holdings Co. Ltd.	3,800	166,425
Sakai Heavy Industries Ltd.	36,000	107,448
Sanei Architecture Planning Co. Ltd.	700	9,783
Seikitokyu Kogyo Co. Ltd.	60,300	265,959
Start Today Co. Ltd.	20,800	391,094
Suzuki Motor Corp.	13,000	503,029
Tosho Co. Ltd.	7,500	348,729

TOTAL JAPAN		5,029,223

Kenya - 0.2%
Safaricom Ltd.	1,719,000	306,373
Korea (South) - 2.5%
AMOREPACIFIC Group, Inc.	3,452	406,158
Asia Pacific Systems, Inc. (a)	12,982	315,635
Hyundai Fire & Marine Insurance Co. Ltd.	9,503	248,378
NCSOFT Corp.	1,351	356,627
Samsung Electronics Co. Ltd.	830	1,421,970
SFA Engineering Corp.	5,606	342,697
SK Materials Co., Ltd.	2,165	374,859

TOTAL KOREA (SOUTH)		3,466,324

Luxembourg - 0.6%
Stabilus SA	14,100	852,373
Malaysia - 0.3%
Press Metal Bhd	871,400	403,289
Mexico - 0.3%
CEMEX S.A.B. de CV unit	398,500	368,049
Netherlands - 3.3%
Airbus Group NV	7,000	474,495
ASML Holding NV (Netherlands)	7,500	910,679
Heijmans NV (Certificaten Van Aandelen) (a)(b)	19,200	128,006
Koninklijke Philips Electronics NV	36,500	1,071,002
LyondellBasell Industries NV Class A	10,700	997,989
Nsi NV	35,061	142,575
NXP Semiconductors NV (a)	9,500	929,575

TOTAL NETHERLANDS		4,654,321

New Zealand - 0.2%
The a2 Milk Co. Ltd. (a)	208,938	338,788
Norway - 0.8%
Austevoll Seafood ASA	34,600	319,863
Borregaard ASA	39,100	430,202
Epic Gas Ltd. (a)	5,100	8,409
Marine Harvest ASA	18,400	324,867

TOTAL NORWAY		1,083,341

Panama - 0.4%
Copa Holdings SA Class A	6,100	594,689
Philippines - 0.4%
D&L Industries, Inc.	658,600	163,061
Semirara Mining & Power Corp.	126,750	344,943

TOTAL PHILIPPINES		508,004

Portugal - 0.2%
Galp Energia SGPS SA Class B	23,107	339,737
Singapore - 0.0%
Wing Tai Holdings Ltd.	36,500	44,934
South Africa - 0.5%
Capitec Bank Holdings Ltd.	6,500	338,632
JSE Ltd.	26,600	318,489

TOTAL SOUTH AFRICA		657,121

Switzerland - 1.9%
Chubb Ltd.	5,100	670,599
EDAG Engineering Group AG	10,500	179,032
Komax Holding AG (Reg.)	1,324	347,206
Roche Holding AG (participation certificate)	4,509	1,068,400
Temenos Group AG	5,460	395,616

TOTAL SWITZERLAND		2,660,853

Taiwan - 0.5%
ASMedia Technology, Inc.	38,000	375,242
Getac Technology Corp.	252,000	376,095

TOTAL TAIWAN		751,337

Thailand - 0.5%
C.P. ALL PCL (For. Reg.)	181,100	312,086
Energy Absolute PCL	374,700	304,179
Kasikornbank PCL (For. Reg.)	17,900	95,599
KCE Electronics PCL	7,500	23,286
MC Group PCL	11,400	5,390

TOTAL THAILAND		740,540

Turkey - 0.7%
Selcuk Ecza Deposu Tic A/S	296,000	270,649
Tofas Turk Otomobil Fabrikasi A/S	52,766	364,159
Turkiye Halk Bankasi A/S	52,000	154,767
Turkiye Is Bankasi A/S Series C	99,000	156,379

TOTAL TURKEY		945,954

United Kingdom - 6.1%
Alliance Pharma PLC	592,226	372,510
AstraZeneca PLC (United Kingdom)	12,630	670,262
Booker Group PLC	154,800	396,877
CVS Group PLC	28,900	377,741
Ensco PLC Class A	30,900	337,428
John David Group PLC	88,900	388,407
Lloyds Banking Group PLC	626,300	513,693
Micro Focus International PLC	32,700	882,380
NMC Health PLC	22,100	453,447
Rolls-Royce Holdings PLC	46,300	389,968
Royal Dutch Shell PLC Class B (United Kingdom)	13,576	383,446
RPC Group PLC	49,400	665,575
Safestore Holdings PLC	105,100	489,331
Smart Metering Systems PLC (b)	52,900	374,334
Smiths Group PLC	40,200	759,080
Spire Healthcare Group PLC	164,588	647,244
U & I Group PLC	26,800	54,786
Volution Group PLC	159,900	350,008
Zoopla Property Group PLC	27,500	126,687

TOTAL UNITED KINGDOM		8,633,204

United States of America - 50.3%
Abbott Laboratories	29,500	1,232,215
Abraxas Petroleum Corp. (a)	390,300	964,041
Achaogen, Inc. (a)	3,500	56,525
Adobe Systems, Inc. (a)	1,400	158,732
Affiliated Managers Group, Inc.	1,600	243,776
AFLAC, Inc.	11,400	797,886
Air Lease Corp. Class A	5,100	185,538
Alamo Group, Inc.	2,200	166,386
Albemarle Corp. U.S.	11,200	1,037,568
Alexion Pharmaceuticals, Inc. (a)	3,800	496,584
Alphabet, Inc.:
Class A (a)	3,100	2,542,586
Class C (a)	1,159	923,480
AMAG Pharmaceuticals, Inc. (a)	7,900	190,390
Amgen, Inc.	9,700	1,519,796
Anadarko Petroleum Corp.	6,700	465,851
Apache Corp.	14,100	843,462
Apogee Enterprises, Inc.	6,300	359,604
Apple, Inc.	7,100	861,585
Applied Materials, Inc.	18,400	630,200
Argan, Inc.	1,300	95,875
Arista Networks, Inc. (a)	3,500	329,000
Astec Industries, Inc.	4,600	321,908
Avexis, Inc.	5,900	329,102
Avnet, Inc.	7,700	357,588
Baker Hughes, Inc.	6,400	403,712
Bank of America Corp.	84,500	1,913,080
BankUnited, Inc.	2,164	82,665
Belden, Inc.	10,474	800,947
Biogen, Inc. (a)	3,100	859,444
BioMarin Pharmaceutical, Inc. (a)	3,900	341,757
Bojangles', Inc. (a)	35,000	693,000
Capital One Financial Corp.	10,100	882,639
Catalent, Inc. (a)	35,400	947,304
CDK Global, Inc.	5,200	325,260
CDW Corp.	6,400	329,664
Celgene Corp. (a)	4,900	569,135
China Biologic Products, Inc. (a)	3,200	364,608
Cigna Corp.	8,300	1,213,626
CIT Group, Inc.	24,200	996,798
Cognizant Technology Solutions Corp. Class A (a)	2,500	131,475
Coherent, Inc. (a)	2,300	362,779
Colfax Corp. (a)	10,500	409,500
Continental Resources, Inc. (a)	1,200	58,272
Cree, Inc. (a)	14,400	397,152
CSRA, Inc.	19,300	598,686
Cummins, Inc.	2,200	323,422
Del Taco Restaurants, Inc. (a)	6,900	94,116
Discover Financial Services	6,600	457,248
Dun & Bradstreet Corp.	6,000	735,720
Eastman Chemical Co.	8,700	674,250
Electronic Arts, Inc. (a)	15,800	1,318,194
Fair Isaac Corp.	6,400	789,120
FedEx Corp.	4,700	888,817
First Republic Bank	14,800	1,396,084
FleetCor Technologies, Inc. (a)	3,700	545,713
Goldman Sachs Group, Inc.	1,900	435,708
Graphic Packaging Holding Co.	30,100	376,551
H.B. Fuller Co.	6,400	315,968
Halliburton Co.	18,100	1,023,917
HD Supply Holdings, Inc. (a)	9,500	401,850
Hill-Rom Holdings, Inc.	5,100	300,237
Hostess Brands, Inc. Class A (a)	69,800	997,442
Houghton Mifflin Harcourt Co. (a)	6,500	73,450
Humana, Inc.	2,300	456,550
Huron Consulting Group, Inc. (a)	1,100	49,830
Inphi Corp. (a)	7,300	334,486
Installed Building Products, Inc. (a)	7,400	302,660
iRobot Corp. (a)	15,800	956,848
Jabil Circuit, Inc.	45,500	1,091,090
John Wiley & Sons, Inc. Class A	3,500	192,850
Johnson & Johnson	1,600	181,200
Keysight Technologies, Inc. (a)	11,700	433,719
KLA-Tencor Corp.	2,000	170,220
Ladder Capital Corp. Class A	5,594	75,855
Lakeland Financial Corp.	11,450	508,609
Las Vegas Sands Corp.	2,300	120,934
Lci Industries	3,000	329,250
Lennox International, Inc.	3,800	595,878
M&T Bank Corp.	2,100	341,397
Malibu Boats, Inc. Class A (a)	48,400	898,304
MasTec, Inc. (a)	8,900	331,525
Matrix Service Co. (a)	27,300	611,520
McKesson Corp.	6,700	932,305
Microchip Technology, Inc.	2,959	199,289
MRC Global, Inc. (a)	8,400	172,620
NETGEAR, Inc. (a)	13,600	773,840
Neurocrine Biosciences, Inc. (a)	2,800	120,148
Northrop Grumman Corp.	3,100	710,148
NVIDIA Corp.	5,200	567,736
Oaktree Capital Group LLC Class A	1,500	63,300
Patrick Industries, Inc. (a)	4,000	327,000
PayPal Holdings, Inc. (a)	29,300	1,165,554
Pfizer, Inc.	18,000	571,140
Planet Payment, Inc. (a)	228,264	963,274
PRA Health Sciences, Inc. (a)	5,400	316,386
Praxair, Inc.	2,200	260,568
Priceline Group, Inc. (a)	400	630,052
Procter & Gamble Co.	2,700	236,520
PulteGroup, Inc.	41,400	890,514
PVH Corp.	2,800	262,668
Qualcomm, Inc.	11,800	630,474
Radian Group, Inc.	15,300	281,520
Regal Beloit Corp.	6,000	435,600
Regeneron Pharmaceuticals, Inc. (a)	1,600	574,864
REGENXBIO, Inc. (a)	24,300	449,550
Reinsurance Group of America, Inc.	2,400	301,128
Ross Stores, Inc.	4,300	284,273
Semtech Corp. (a)	28,600	942,370
SLM Corp. (a)	86,600	1,028,808
SM Energy Co.	8,300	253,233
Stifel Financial Corp. (a)	8,000	402,640
Tenneco, Inc.	4,100	276,545
TESARO, Inc. (a)	400	65,136
The Chemours Co. LLC	17,300	457,066
The GEO Group, Inc.	8,200	340,464
TherapeuticsMD, Inc. (a)	9,800	56,938
TriMas Corp. (a)	29,200	621,960
Ultragenyx Pharmaceutical, Inc. (a)	800	60,008
UMB Financial Corp.	9,000	694,260
UnitedHealth Group, Inc.	5,100	826,710
Wabtec Corp.	2,100	181,944
Wells Fargo & Co.	34,700	1,954,651
WESCO International, Inc. (a)	5,800	410,060
Western Digital Corp.	10,300	821,219
WestRock Co.	7,900	421,544
World Fuel Services Corp.	6,800	302,464
Wyndham Worldwide Corp.	3,600	284,616
Xylem, Inc.	16,700	823,477
Yum China Holdings, Inc. (a)	3,500	96,180
Yum! Brands, Inc.	2,100	137,613

TOTAL UNITED STATES OF AMERICA		70,502,090

Vietnam - 0.2%
Vinh Hoan Corp.	125,890	314,829
TOTAL COMMON STOCKS
(Cost $121,081,077)		134,366,178

Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.6%
Banco ABC Brasil SA	37,400	196,430
Banco do Estado Rio Grande do Sul SA	110,300	551,307

TOTAL BRAZIL		747,737

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)	9,776	315,464
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $836,380)		1,063,201
	Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.6% 3/31/40(d)
(Cost $4,821)	5,600	4,971
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.62% (e)	1,269,309	1,269,563
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	604,710	604,831
TOTAL MONEY MARKET FUNDS
(Cost $1,874,295)		1,874,394
TOTAL INVESTMENT PORTFOLIO - 97.9%
(Cost $123,796,573)		137,308,744
NET OTHER ASSETS (LIABILITIES) - 2.1%		2,931,556
NET ASSETS - 100%		$140,240,300

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,474
Fidelity Securities Lending Cash Central Fund	5,894
Total	$10,368

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$13,992,883	$13,638,306	$354,577	$--
Consumer Staples	5,651,665	5,326,798	324,867	--
Energy	9,201,491	8,344,470	857,021	--
Financials	21,283,047	19,560,350	1,722,697	--
Health Care	24,273,780	19,776,549	4,497,231	--
Industrials	18,273,753	15,999,585	2,274,168	--
Information Technology	29,652,671	28,361,124	1,291,547	--
Materials	8,588,407	8,491,223	97,184	--
Real Estate	3,121,677	2,180,536	941,141	--
Telecommunication Services	306,373	306,373	--	--
Utilities	1,083,632	519,992	563,640	--
Corporate Bonds	4,971	--	4,971	--
Money Market Funds	1,874,394	1,874,394	--	--
Total Investments in Securities:	$137,308,744	$124,379,700	$12,929,044	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$2,628,673
Level 2 to Level 1	$428,050

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $124,157,240. Net unrealized appreciation aggregated $13,151,504, of which $16,143,512 related to appreciated investment securities and $2,992,008 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Overseas Fund

January 31, 2017

OS-QTLY-0317
1.813050.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
Australia - 1.6%
Amcor Ltd.	443,350	$4,808
Aub Group Ltd.	326,428	2,592
Pact Group Holdings Ltd.	339,026	1,679
realestate.com.au Ltd.	10,782	430

TOTAL AUSTRALIA		9,509

Austria - 0.4%
Andritz AG	41,700	2,249
Bailiwick of Guernsey - 0.2%
Burford Capital Ltd.	174,600	1,428
Bailiwick of Jersey - 2.4%
IWG PLC	685,300	2,153
Sanne Group PLC	314,910	2,464
Wolseley PLC	67,057	4,153
WPP PLC	243,700	5,672

TOTAL BAILIWICK OF JERSEY		14,442

Belgium - 2.3%
Anheuser-Busch InBev SA NV	61,493	6,421
KBC Groep NV	109,597	7,101

TOTAL BELGIUM		13,522

Bermuda - 1.0%
IHS Markit Ltd. (a)	144,668	5,707
Canada - 0.5%
Constellation Software, Inc.	7,000	3,162
Denmark - 1.5%
NNIT A/S	76,358	2,012
Novo Nordisk A/S Series B	147,900	5,345
Scandinavian Tobacco Group A/S	109,320	1,877

TOTAL DENMARK		9,234

France - 8.6%
ALTEN	43,900	3,270
Amundi SA	76,800	4,212
AXA SA	148,272	3,644
Capgemini SA	50,400	4,101
Christian Dior SA	20,279	4,351
Compagnie de St. Gobain	73,800	3,626
Maisons du Monde SA	118,400	3,339
Publicis Groupe SA	69,642	4,778
Sanofi SA	103,353	8,307
Sodexo SA	27,241	3,010
Total SA	177,033	8,957

TOTAL FRANCE		51,595

Germany - 8.2%
adidas AG	26,200	4,119
Axel Springer Verlag AG	75,600	3,976
Bayer AG	79,013	8,777
CompuGroup Medical AG	51,300	2,016
Deutsche Post AG	199,454	6,665
Fresenius Medical Care AG & Co. KGaA	41,600	3,396
Fresenius SE & Co. KGaA	85,008	6,693
mutares AG	50,600	734
ProSiebenSat.1 Media AG	84,400	3,590
SAP AG	78,789	7,205
Wirecard AG (b)	42,900	2,075

TOTAL GERMANY		49,246

Hong Kong - 1.5%
AIA Group Ltd.	1,065,000	6,594
Dah Sing Banking Group Ltd.	158,800	310
Techtronic Industries Co. Ltd.	639,500	2,212

TOTAL HONG KONG		9,116

India - 0.3%
Axis Bank Ltd.	290,604	2,006
Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	3,559,000	3,125
Ireland - 2.2%
Kerry Group PLC Class A	50,300	3,535
Kingspan Group PLC (Ireland)	93,600	2,724
Medtronic PLC	54,400	4,135
United Drug PLC (United Kingdom)	309,826	2,498

TOTAL IRELAND		12,892

Isle of Man - 0.2%
Playtech Ltd.	114,358	1,193
Israel - 0.6%
Frutarom Industries Ltd.	67,300	3,551
Italy - 2.1%
Banca Generali SpA	130,500	3,323
Intesa Sanpaolo SpA	1,367,300	3,212
OVS	312,700	1,743
Recordati SpA	84,600	2,403
Reply SpA	15,622	2,007

TOTAL ITALY		12,688

Japan - 20.8%
AEON Financial Service Co. Ltd.	33,700	604
Ai Holdings Corp.	158,500	3,049
Arc Land Sakamoto Co. Ltd.	125,700	1,540
Arcland Service Holdings Co. Ltd.	102,500	2,810
Astellas Pharma, Inc.	388,800	5,218
Bridgestone Corp.	109,400	4,014
Broadleaf Co. Ltd.	4,600	29
Daiichikosho Co. Ltd.	65,800	2,614
Daito Trust Construction Co. Ltd.	21,820	3,051
Dentsu, Inc.	80,200	3,708
GMO Internet, Inc.	167,000	2,424
Hoya Corp.	134,000	5,841
Iriso Electronics Co. Ltd.	22,100	1,237
Japan Tobacco, Inc.	117,600	3,791
Kaken Pharmaceutical Co. Ltd.	39,200	1,986
KDDI Corp.	184,600	4,960
Keyence Corp.	13,000	5,051
KOMEDA Holdings Co. Ltd.	113,700	1,879
Leopalace21 Corp.	216,100	1,240
Miraca Holdings, Inc.	54,500	2,491
Miroku Jyoho Service Co., Ltd.	67,000	1,002
Misumi Group, Inc.	149,100	2,786
Morinaga & Co. Ltd.	47,500	2,053
Nabtesco Corp.	138,300	3,610
Nakanishi, Inc.	86,800	3,356
Nippon Paint Holdings Co. Ltd.	102,200	2,987
Nitori Holdings Co. Ltd.	35,700	3,990
NOF Corp.	175,000	1,835
OBIC Co. Ltd.	47,500	2,280
Olympus Corp.	183,500	6,330
ORIX Corp.	334,780	5,061
Otsuka Corp.	39,200	2,017
Outsourcing, Inc. (b)	43,400	1,459
Recruit Holdings Co. Ltd.	96,300	4,218
San-A Co. Ltd.	77,300	3,581
Shinsei Bank Ltd.	1,986,300	3,430
Ship Healthcare Holdings, Inc.	98,900	2,623
SMC Corp.	11,700	3,203
Software Service, Inc.	1,294	60
Sundrug Co. Ltd.	35,400	2,439
The Suruga Bank Ltd.	82,620	1,888
Tsuruha Holdings, Inc.	37,900	3,558
VT Holdings Co. Ltd.	158,800	772
Welcia Holdings Co. Ltd.	50,400	2,772

TOTAL JAPAN		124,847

Luxembourg - 0.6%
B&M European Value Retail S.A.	120,273	454
Eurofins Scientific SA	6,700	3,002

TOTAL LUXEMBOURG		3,456

Malta - 0.5%
Kambi Group PLC (a)	238,000	2,775
Netherlands - 3.0%
IMCD Group BV	105,800	4,748
ING Groep NV (Certificaten Van Aandelen)	424,609	6,100
Intertrust NV	105,500	1,965
Koninklijke Philips Electronics NV	179,700	5,273

TOTAL NETHERLANDS		18,086

New Zealand - 0.7%
EBOS Group Ltd.	173,337	2,149
Trade Maine Group Ltd.	604,746	2,245

TOTAL NEW ZEALAND		4,394

Norway - 0.6%
Statoil ASA	184,700	3,444
Panama - 0.4%
Copa Holdings SA Class A	24,800	2,418
Portugal - 0.5%
NOS SGPS SA	563,337	3,168
Spain - 1.7%
Amadeus IT Holding SA Class A	128,396	5,925
Grifols SA ADR	251,000	4,267

TOTAL SPAIN		10,192

Sweden - 4.3%
Addlife AB (a)	38,700	644
Alfa Laval AB	174,900	3,263
HEXPOL AB (B Shares)	353,400	3,422
Indutrade AB	97,800	1,982
Nordea Bank AB	556,800	6,728
Svenska Cellulosa AB (SCA) (B Shares)	184,800	5,561
Swedbank AB (A Shares)	158,695	4,011

TOTAL SWEDEN		25,611

Switzerland - 5.7%
Credit Suisse Group AG	322,254	4,919
Julius Baer Group Ltd.	96,030	4,514
Nestle SA	183,870	13,467
Sika AG	828	4,339
Syngenta AG (a)	976	414
UBS Group AG	383,784	6,194

TOTAL SWITZERLAND		33,847

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	477,000	2,857
United Kingdom - 20.1%
Aggreko PLC	22,500	285
Aon PLC	25,000	2,818
Ascential PLC	544,244	1,959
Booker Group PLC	1,185,890	3,040
British American Tobacco PLC (United Kingdom)	130,317	8,044
BT Group PLC	1,037,137	3,964
Cineworld Group PLC	462,600	3,570
Close Brothers Group PLC	160,000	2,919
Coca-Cola European Partners PLC	75,600	2,610
Compass Group PLC	216,869	3,860
Cranswick PLC	55,000	1,602
Dechra Pharmaceuticals PLC	56,800	1,040
Diageo PLC	205,696	5,714
Dialog Semiconductor PLC (a)	9,300	431
Diploma PLC	238,200	3,042
Equiniti Group PLC	626,400	1,478
Essentra PLC	130,009	670
Exova Group Ltd. PLC	940,100	2,297
Halma PLC	188,390	2,192
Hikma Pharmaceuticals PLC	104,380	2,395
Howden Joinery Group PLC	442,200	2,099
IMI PLC	201,800	2,960
Intertek Group PLC	75,100	3,205
James Fisher and Sons PLC	105,300	2,014
Jardine Lloyd Thompson Group PLC	186,200	2,413
John Wood Group PLC	246,700	2,601
LivaNova PLC (a)	19,842	936
Lloyds Banking Group PLC	359,200	295
London Stock Exchange Group PLC	82,700	3,299
Melrose Industries PLC	1,372,544	3,371
Micro Focus International PLC	27,136	732
Prudential PLC	310,192	6,011
Reckitt Benckiser Group PLC	59,964	5,145
Rio Tinto PLC	147,382	6,529
Rolls-Royce Holdings PLC	306,300	2,580
Rotork PLC	561,600	1,804
Schroders PLC	91,300	3,370
Shawbrook Group PLC (a)	409,500	1,288
Sinclair Pharma PLC (a)	1,241,254	504
Spectris PLC	102,500	3,117
St. James's Place Capital PLC	299,600	4,037
Standard Life PLC	791,876	3,444
Victrex PLC	85,500	2,044
Volution Group PLC	1,002,200	2,194
Zoopla Property Group PLC	106,600	491

TOTAL UNITED KINGDOM		120,413

United States of America - 3.8%
Alphabet, Inc. Class C (a)	6,314	5,031
Cognizant Technology Solutions Corp. Class A (a)	32,810	1,725
Fidelity National Information Services, Inc.	53,585	4,256
Moody's Corp.	25,700	2,664
PPG Industries, Inc.	39,100	3,910
S&P Global, Inc.	44,514	5,350

TOTAL UNITED STATES OF AMERICA		22,936

TOTAL COMMON STOCKS
(Cost $568,956)		583,109

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Henkel AG & Co. KGaA
(Cost $6,668)	51,300	6,241

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.62% (c)	8,371,826	8,374
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	3,239,182	3,240
TOTAL MONEY MARKET FUNDS
(Cost $11,614)		11,614
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $587,238)		600,964
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,434)
NET ASSETS - 100%		$599,530

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5
Fidelity Securities Lending Cash Central Fund	23
Total	$28

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$76,578	$61,244	$15,334	$--
Consumer Staples	79,574	35,222	44,352	--
Energy	17,016	4,615	12,401	--
Financials	123,979	88,380	35,599	--
Health Care	88,424	57,381	31,043	--
Industrials	86,039	70,407	15,632	--
Information Technology	68,337	58,275	10,062	--
Materials	36,188	29,659	6,529	--
Real Estate	4,291	4,291	--	--
Telecommunication Services	8,924	3,964	4,960	--
Money Market Funds	11,614	11,614	--	--
Total Investments in Securities:	$600,964	$425,052	$175,912	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$24,771
Level 2 to Level 1	$9,585

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $587,492,000. Net unrealized appreciation aggregated $13,472,000, of which $40,924,000 related to appreciated investment securities and $27,452,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Diversified International Fund

January 31, 2017

ADIF-QTLY-0317
1.813040.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
Australia - 1.5%
Australia & New Zealand Banking Group Ltd.	511,109	$11,354
Bapcor Ltd.	632,977	2,631
CSL Ltd.	45,434	3,873
Magellan Financial Group Ltd.	276,960	4,936
Ramsay Health Care Ltd.	78,786	3,991

TOTAL AUSTRALIA		26,785

Bailiwick of Jersey - 2.6%
Shire PLC	277,500	15,450
Shire PLC sponsored ADR	18,154	3,046
Wolseley PLC	283,235	17,541
WPP PLC	513,424	11,949

TOTAL BAILIWICK OF JERSEY		47,986

Belgium - 2.2%
Anheuser-Busch InBev SA NV	230,231	24,040
KBC Groep NV	247,203	16,017

TOTAL BELGIUM		40,057

Bermuda - 0.3%
Credicorp Ltd. (United States)	20,305	3,324
IHS Markit Ltd. (a)	55,700	2,197

TOTAL BERMUDA		5,521

Canada - 5.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	364,800	16,711
AutoCanada, Inc. (b)	172,800	3,368
Canadian Energy Services & Technology Corp. (b)	1,895,500	11,231
Cenovus Energy, Inc.	420,800	5,743
CGI Group, Inc. Class A (sub. vtg.) (a)	186,700	8,977
Constellation Software, Inc.	18,400	8,311
Fairfax India Holdings Corp. (a)	494,000	5,553
Imperial Oil Ltd.	257,800	8,475
Keyera Corp.	53,500	1,571
PrairieSky Royalty Ltd.	80,569	1,888
Suncor Energy, Inc.	611,200	18,957
Tourmaline Oil Corp. (a)	135,000	3,156

TOTAL CANADA		93,941

Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	135,700	13,748
JD.com, Inc. sponsored ADR (a)	37,700	1,071
Yihai International Holding Ltd.	3,089,000	1,218

TOTAL CAYMAN ISLANDS		16,037

China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)	162,810	8,148
Qingdao Haier Co. Ltd.	3,745,322	5,502

TOTAL CHINA		13,650

Curacao - 0.8%
Schlumberger Ltd.	176,700	14,792
Denmark - 1.3%
A.P. Moller - Maersk A/S Series B	1,084	1,817
Genmab A/S (a)	20,041	3,864
NNIT A/S	139,682	3,680
Novo Nordisk A/S Series B	403,740	14,591

TOTAL DENMARK		23,952

Finland - 0.3%
Sampo Oyj (A Shares)	127,200	5,890
France - 4.6%
Air Liquide SA	40,800	4,405
ALTEN	15,080	1,123
Amundi SA	210,404	11,538
AXA SA	414,300	10,182
BNP Paribas SA	109,700	7,008
Capgemini SA	39,600	3,222
LVMH Moet Hennessy - Louis Vuitton SA	41,098	8,282
Maisons du Monde SA	88,273	2,489
Rubis	21,300	1,792
Sanofi SA	224,641	18,056
Societe Generale Series A	165,900	8,110
VINCI SA	101,600	7,118

TOTAL FRANCE		83,325

Germany - 7.4%
adidas AG	67,676	10,641
Axel Springer Verlag AG	88,800	4,670
Bayer AG	370,352	41,139
Brenntag AG	9,700	563
Deutsche Borse AG (a)	22,190	2,042
Deutsche Post AG	195,877	6,545
Fresenius Medical Care AG & Co. KGaA	11,400	931
Fresenius SE & Co. KGaA	308,800	24,311
KION Group AG	44,500	2,705
Nexus AG	95,900	2,037
ProSiebenSat.1 Media AG	211,000	8,976
Rational AG	3,600	1,632
SAP AG	238,453	21,807
Scout24 Holding GmbH (a)	17,300	616
Symrise AG	108,800	6,536

TOTAL GERMANY		135,151

Hong Kong - 1.5%
AIA Group Ltd.	3,714,000	22,995
China Resources Beer Holdings Co. Ltd. (a)	392,000	796
Techtronic Industries Co. Ltd.	1,053,000	3,642

TOTAL HONG KONG		27,433

India - 3.5%
Axis Bank Ltd.	519,369	3,585
Bharti Infratel Ltd.	1,332,972	5,801
Edelweiss Financial Services Ltd.	2,041,826	3,331
Exide Industries Ltd. (a)	1,136,771	3,322
Godrej Consumer Products Ltd.	15,873	372
HDFC Bank Ltd.	896,887	19,304
Housing Development Finance Corp. Ltd.	673,547	13,626
ICICI Bank Ltd.	959,326	3,829
ITC Ltd.	2,165,897	8,280
LIC Housing Finance Ltd.	316,125	2,592

TOTAL INDIA		64,042

Indonesia - 0.7%
PT Bank Central Asia Tbk	5,057,100	5,795
PT Bank Rakyat Indonesia Tbk	8,333,400	7,318

TOTAL INDONESIA		13,113

Ireland - 3.2%
Allergan PLC	39,500	8,646
CRH PLC	166,600	5,814
DCC PLC (United Kingdom)	71,500	5,752
Kerry Group PLC Class A	88,200	6,198
Kingspan Group PLC (Ireland)	121,000	3,522
Medtronic PLC	102,500	7,792
Ryanair Holdings PLC sponsored ADR (a)	234,560	19,623

TOTAL IRELAND		57,347

Isle of Man - 0.3%
Paysafe Group PLC (a)	1,229,733	5,908
Israel - 2.2%
Check Point Software Technologies Ltd. (a)	139,200	13,749
Elbit Systems Ltd. (Israel)	16,897	1,858
Frutarom Industries Ltd.	152,700	8,057
SodaStream International Ltd. (a)	26,800	1,179
Teva Pharmaceutical Industries Ltd. sponsored ADR	434,400	14,522

TOTAL ISRAEL		39,365

Italy - 0.3%
Buzzi Unicem SpA	7,500	185
Intesa Sanpaolo SpA	1,663,000	3,906
Prada SpA	450,500	1,867

TOTAL ITALY		5,958

Japan - 15.0%
Ain Holdings, Inc.	81,500	5,977
Astellas Pharma, Inc.	1,190,400	15,977
Daito Trust Construction Co. Ltd.	36,800	5,146
Dentsu, Inc.	131,000	6,056
Don Quijote Holdings Co. Ltd.	170,100	6,169
Hoya Corp.	667,500	29,098
Japan Exchange Group, Inc.	345,900	5,162
Japan Tobacco, Inc.	335,700	10,822
Kaken Pharmaceutical Co. Ltd.	32,300	1,636
Kao Corp.	19,000	939
KDDI Corp.	636,600	17,104
Keyence Corp.	60,100	23,351
Minebea Mitsumi, Inc.	310,000	3,089
Misumi Group, Inc.	234,600	4,384
Morinaga & Co. Ltd.	82,500	3,566
Murata Manufacturing Co. Ltd.	6,600	892
Nabtesco Corp.	61,400	1,603
Nippon Telegraph & Telephone Corp.	109,700	4,846
Nitori Holdings Co. Ltd.	102,700	11,479
Olympus Corp.	236,300	8,152
ORIX Corp.	2,055,100	31,069
Recruit Holdings Co. Ltd.	319,800	14,006
Seria Co. Ltd.	2,700	183
Seven & i Holdings Co. Ltd.	254,300	10,155
Shinsei Bank Ltd.	2,310,000	3,989
Shionogi & Co. Ltd.	72,900	3,503
SMC Corp.	6,800	1,862
SoftBank Corp.	172,800	13,312
Sony Corp.	181,800	5,504
Start Today Co. Ltd.	188,800	3,550
Sundrug Co. Ltd.	17,100	1,178
Tsuruha Holdings, Inc.	149,000	13,988
Welcia Holdings Co. Ltd.	99,000	5,445

TOTAL JAPAN		273,192

Luxembourg - 1.4%
B&M European Value Retail S.A.	3,655,540	13,810
Eurofins Scientific SA	26,700	11,961

TOTAL LUXEMBOURG		25,771

Netherlands - 5.8%
AerCap Holdings NV (a)	138,500	6,131
Altice NV:
Class A (a)	717,196	15,701
Class B (a)	257,137	5,657
ASML Holding NV	39,200	4,759
Gree Electric Appliances, Inc. of Zhuhai ELS (A Shares) (BNP Paribas Warrant Program) warrants 11/14/17 (a)(c)	586,053	2,195
IMCD Group BV	135,500	6,081
ING Groep NV (Certificaten Van Aandelen)	802,300	11,526
Koninklijke Philips Electronics NV	233,000	6,837
LyondellBasell Industries NV Class A	47,600	4,440
NXP Semiconductors NV (a)	117,900	11,537
RELX NV	709,800	11,989
Unilever NV (Certificaten Van Aandelen) (Bearer) (b)	366,500	14,866
Wolters Kluwer NV	85,800	3,275

TOTAL NETHERLANDS		104,994

New Zealand - 0.1%
Ryman Healthcare Group Ltd.	335,611	2,145
Norway - 0.8%
Statoil ASA	820,400	15,298
Philippines - 0.1%
Alliance Global Group, Inc.	9,087,154	2,294
Singapore - 0.4%
Broadcom Ltd.	36,700	7,322
South Africa - 1.4%
Aspen Pharmacare Holdings Ltd.	105,100	2,402
Capitec Bank Holdings Ltd.	31,900	1,662
EOH Holdings Ltd.	444,100	4,835
Naspers Ltd. Class N	109,300	17,413

TOTAL SOUTH AFRICA		26,312

Spain - 1.9%
Amadeus IT Holding SA Class A	315,000	14,535
Hispania Activos Inmobiliarios SA	262,550	3,231
Inditex SA	501,530	16,532

TOTAL SPAIN		34,298

Sweden - 3.0%
ASSA ABLOY AB (B Shares)	528,400	9,999
Coor Service Management Holding AB	445,200	2,799
HEXPOL AB (B Shares)	222,600	2,155
Nordea Bank AB	1,433,800	17,326
Svenska Cellulosa AB (SCA) (B Shares)	501,000	15,076
Svenska Handelsbanken AB (A Shares)	521,200	7,781

TOTAL SWEDEN		55,136

Switzerland - 3.3%
Actelion Ltd.	23,626	6,169
Credit Suisse Group AG	798,725	12,193
Dufry AG (a)	1,430	203
Julius Baer Group Ltd.	92,530	4,350
Partners Group Holding AG	14,170	7,142
Sika AG	2,363	12,382
Syngenta AG (a)	8,677	3,678
UBS Group AG	808,933	13,055

TOTAL SWITZERLAND		59,172

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	661,100	20,435
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	782,900	4,181
United Kingdom - 15.3%
Booker Group PLC	2,470,400	6,334
British American Tobacco PLC sponsored ADR (b)	184,200	22,693
Bunzl PLC	201,900	5,306
Coca-Cola European Partners PLC	163,900	5,659
Compass Group PLC	587,900	10,463
Dialog Semiconductor PLC (a)	129,200	5,990
Dignity PLC	94,200	2,897
Diploma PLC	485,700	6,202
Domino's Pizza UK & IRL PLC	379,600	1,730
Essentra PLC	1,372,700	7,070
Halma PLC	172,100	2,003
HomeServe PLC	231,100	1,737
Howden Joinery Group PLC	659,700	3,132
IMI PLC	164,400	2,411
Imperial Tobacco Group PLC	218,050	10,077
Indivior PLC	864,100	3,212
Informa PLC	430,742	3,533
ITV PLC	2,914,350	7,450
Just Eat Holding Ltd. (a)	133,300	905
Liberty Global PLC Class A (a)	143,600	5,239
Lloyds Banking Group PLC	32,118,600	26,344
London Stock Exchange Group PLC	251,100	10,017
Melrose Industries PLC	4,688,603	11,516
Micro Focus International PLC	538,200	14,523
Next PLC	159,900	7,704
Polypipe Group PLC	387,600	1,648
Prudential PLC	1,090,782	21,138
Reckitt Benckiser Group PLC	173,513	14,888
Rio Tinto PLC	426,300	18,886
Softcat PLC	505,734	1,976
Spectris PLC	199,100	6,054
St. James's Place Capital PLC	1,105,600	14,896
Standard Life PLC	949,388	4,129
TechnipFMC PLC (a)	130,920	4,291
Vodafone Group PLC sponsored ADR	314,000	7,819

TOTAL UNITED KINGDOM		279,872

United States of America - 7.3%
Activision Blizzard, Inc.	99,300	3,993
Alexion Pharmaceuticals, Inc. (a)	22,400	2,927
Alphabet, Inc.:
Class A (a)	9,295	7,624
Class C (a)	17,849	14,222
Amgen, Inc.	56,000	8,774
Bio-Rad Laboratories, Inc. Class A (a)	9,900	1,882
Coty, Inc. Class A	789,600	15,160
Fidelity National Information Services, Inc.	60,700	4,821
MasterCard, Inc. Class A	124,800	13,270
Molson Coors Brewing Co. Class B	65,300	6,303
MSCI, Inc.	47,100	3,898
NJOY, Inc. (a)(d)	725,848	0
Oceaneering International, Inc.	126,400	3,520
Qualcomm, Inc.	148,400	7,929
Regeneron Pharmaceuticals, Inc. (a)	12,800	4,599
S&P Global, Inc.	114,300	13,737
Spectrum Brands Holdings, Inc.	23,700	3,161
Vertex Pharmaceuticals, Inc. (a)	40,400	3,469
Visa, Inc. Class A	161,900	13,391

TOTAL UNITED STATES OF AMERICA		132,680

TOTAL COMMON STOCKS
(Cost $1,509,370)		1,763,355

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.2%
Itau Unibanco Holding SA	299,490	3,539
Germany - 1.2%
Henkel AG & Co. KGaA	150,900	18,358
Jungheinrich AG	51,000	1,567
Sartorius AG (non-vtg.)	42,700	2,996

TOTAL GERMANY		22,921

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $21,652)		26,460

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.62% (e)	37,435,768	37,443
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	38,568,068	38,576
TOTAL MONEY MARKET FUNDS
(Cost $76,019)		76,019
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $1,607,041)		1,865,834
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(41,651)
NET ASSETS - 100%		$1,824,183

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,195,000 or 0.1% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc.	6/7/13 - 2/14/14	$808

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$34
Fidelity Securities Lending Cash Central Fund	44
Total	$78

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$210,862	$142,766	$68,096	$--
Consumer Staples	249,190	179,524	69,666	--
Energy	88,922	73,624	15,298	--
Financials	392,782	231,821	160,961	--
Health Care	274,831	158,645	116,186	--
Industrials	178,741	130,558	48,183	--
Information Technology	261,828	240,021	21,807	--
Materials	73,608	44,503	29,105	--
Real Estate	8,377	8,377	--	--
Telecommunication Services	48,882	13,620	35,262	--
Utilities	1,792	1,792	--	--
Money Market Funds	76,019	76,019	--	--
Total Investments in Securities:	$1,865,834	$1,301,270	$564,564	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$145,265
Level 2 to Level 1	$13,010

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,624,920,000. Net unrealized appreciation aggregated $240,914,000, of which $340,540,000 related to appreciated investment securities and $99,626,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Fund

January 31, 2017

FAEM-QTLY-0317
1.813064.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 0.5%
Amcor Ltd.	206,795	$2,242,717
Belgium - 0.5%
Anheuser-Busch InBev SA NV	22,400	2,338,965
Bermuda - 0.8%
Credicorp Ltd. (United States)	22,314	3,652,356
Brazil - 6.2%
BB Seguridade Participacoes SA	348,700	3,088,514
Cielo SA	363,986	3,059,880
Drogasil SA	82,400	1,712,799
Equatorial Energia SA	149,400	2,754,638
Kroton Educacional SA	690,800	2,961,730
Odontoprev SA	625,100	2,223,786
Qualicorp SA	364,400	2,383,385
Smiles SA	168,700	2,783,917
Ultrapar Participacoes SA	144,800	3,040,198
Weg SA	518,330	2,617,064

TOTAL BRAZIL		26,625,911

Cayman Islands - 13.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	143,300	14,517,723
Baidu.com, Inc. sponsored ADR (a)	42,300	7,405,461
Ctrip.com International Ltd. ADR (a)	87,100	3,763,591
NetEase, Inc. ADR	17,300	4,392,470
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	60,100	2,857,755
Shenzhou International Group Holdings Ltd.	397,000	2,448,855
TAL Education Group ADR (a)(b)	32,700	2,648,373
Tencent Holdings Ltd.	705,500	18,445,568

TOTAL CAYMAN ISLANDS		56,479,796

Chile - 0.6%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	79,100	2,556,512
China - 3.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	594,400	2,226,738
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	851,161	2,277,052
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	328,212	2,281,194
Kweichow Moutai Co. Ltd. (A Shares)	43,610	2,182,639
Shanghai International Airport Co. Ltd. (A Shares)	554,487	2,215,805
Wuliangye Yibin Co. Ltd. Class A	403,400	2,168,928

TOTAL CHINA		13,352,356

France - 0.5%
Dassault Systemes SA	28,153	2,178,439
Germany - 1.1%
Symrise AG	36,800	2,210,730
Wirecard AG (b)	50,800	2,457,318

TOTAL GERMANY		4,668,048

Greece - 0.5%
Titan Cement Co. SA (Reg.)	96,200	2,161,075
Hong Kong - 1.6%
AIA Group Ltd.	386,400	2,392,339
Guangdong Investment Ltd.	2,020,000	2,506,626
Techtronic Industries Co. Ltd.	582,000	2,012,911

TOTAL HONG KONG		6,911,876

India - 10.9%
Amara Raja Batteries Ltd.	172,105	2,288,998
Asian Paints Ltd.	188,174	2,705,480
Bajaj Auto Ltd.	59,521	2,497,960
Colgate-Palmolive Ltd.	137,984	1,814,138
Eicher Motors Ltd.	7,198	2,455,140
Godrej Consumer Products Ltd.	115,899	2,712,893
HDFC Bank Ltd.	133,806	2,880,020
Hero Motocorp Ltd.	50,366	2,366,564
Hindustan Unilever Ltd.	195,812	2,480,894
Housing Development Finance Corp. Ltd.	284,680	5,759,167
IndusInd Bank Ltd.	142,976	2,651,457
ITC Ltd.	955,558	3,652,959
LIC Housing Finance Ltd.	327,465	2,684,859
Maruti Suzuki India Ltd.	36,802	3,212,918
Power Grid Corp. of India Ltd.	795,855	2,442,437
Tata Consultancy Services Ltd.	43,049	1,421,768
Zee Entertainment Enterprises Ltd.	371,402	2,690,829

TOTAL INDIA		46,718,481

Indonesia - 3.0%
PT ACE Hardware Indonesia Tbk	25,197,600	1,405,895
PT Bank Central Asia Tbk	3,243,300	3,716,345
PT Bank Rakyat Indonesia Tbk	3,842,800	3,374,412
PT Kalbe Farma Tbk	19,068,900	2,070,766
PT Surya Citra Media Tbk	10,337,400	2,183,222

TOTAL INDONESIA		12,750,640

Israel - 0.5%
Frutarom Industries Ltd.	42,376	2,235,966
Kenya - 0.5%
Safaricom Ltd.	12,250,800	2,183,428
Korea (South) - 8.8%
AMOREPACIFIC Group, Inc.	21,983	2,586,494
Coway Co. Ltd.	33,561	2,549,929
KT&G Corp.	38,521	3,361,621
LG Household & Health Care Ltd.	4,164	3,178,226
NAVER Corp.	5,992	3,943,902
Samsung Electronics Co. Ltd.	13,002	22,275,234

TOTAL KOREA (SOUTH)		37,895,406

Luxembourg - 0.5%
Eurofins Scientific SA	4,600	2,060,766
Mexico - 6.1%
CEMEX S.A.B. de CV sponsored ADR	407,100	3,769,746
Embotelladoras Arca S.A.B. de CV	470,300	2,537,164
Fomento Economico Mexicano S.A.B. de CV unit	489,500	3,682,018
Gruma S.A.B. de CV Series B	210,950	2,838,192
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	289,021	2,239,294
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	167,090	2,420,836
Grupo Aeroportuario Norte S.A.B. de CV	499,500	2,131,321
Grupo Mexico SA de CV Series B	1,134,000	3,400,885
Megacable Holdings S.A.B. de CV unit	187,684	596,078
Promotora y Operadora de Infraestructura S.A.B. de CV	299,515	2,611,304

TOTAL MEXICO		26,226,838

Multi-National - 0.6%
HKT Trust/HKT Ltd. unit	1,791,000	2,501,877
Netherlands - 1.0%
ASML Holding NV (Netherlands)	17,700	2,149,203
Yandex NV Series A (a)	98,100	2,270,034

TOTAL NETHERLANDS		4,419,237

Philippines - 3.1%
Ayala Corp.	178,810	2,879,417
Ayala Land, Inc.	4,079,200	2,919,022
D&L Industries, Inc.	9,080,700	2,248,264
SM Investments Corp.	184,979	2,569,179
SM Prime Holdings, Inc.	4,517,800	2,700,886

TOTAL PHILIPPINES		13,316,768

Russia - 2.8%
Magnit OJSC	19,749	3,168,113
NOVATEK OAO GDR (Reg. S)	26,800	3,392,880
Sberbank of Russia	1,923,190	5,497,132

TOTAL RUSSIA		12,058,125

South Africa - 7.0%
Aspen Pharmacare Holdings Ltd.	142,093	3,247,840
Bidcorp Ltd.	155,215	2,675,227
Capitec Bank Holdings Ltd.	49,700	2,589,232
Discovery Ltd.	295,762	2,525,665
FirstRand Ltd.	958,600	3,571,185
Mondi Ltd.	122,420	2,689,788
Naspers Ltd. Class N	61,600	9,813,617
Sanlam Ltd.	593,800	2,863,901

TOTAL SOUTH AFRICA		29,976,455

Spain - 0.5%
Amadeus IT Holding SA Class A	46,300	2,136,431
Sweden - 0.5%
ASSA ABLOY AB (B Shares)	115,000	2,176,084
Switzerland - 1.1%
Nestle SA	32,276	2,364,686
Sika AG	450	2,357,890

TOTAL SWITZERLAND		4,722,576

Taiwan - 6.8%
Advantech Co. Ltd.	286,000	2,429,907
Far EasTone Telecommunications Co. Ltd.	1,079,000	2,573,784
Largan Precision Co. Ltd.	27,200	3,880,669
Taiwan Mobile Co. Ltd.	807,000	2,703,756
Taiwan Semiconductor Manufacturing Co. Ltd.	2,973,000	17,804,016

TOTAL TAIWAN		29,392,132

Thailand - 2.2%
Airports of Thailand PCL (For. Reg.)	249,000	2,936,296
Bangkok Dusit Medical Services PCL (For. Reg.)	3,115,700	1,970,193
Minor International PCL (For. Reg.)	2,173,200	2,151,070
Thai Beverage PCL	4,000,200	2,455,155

TOTAL THAILAND		9,512,714

United Kingdom - 2.2%
British American Tobacco PLC (United Kingdom)	40,400	2,493,809
InterContinental Hotel Group PLC	46,100	2,134,172
NMC Health PLC	117,900	2,419,070
Reckitt Benckiser Group PLC	27,100	2,325,332

TOTAL UNITED KINGDOM		9,372,383

United States of America - 8.5%
A.O. Smith Corp.	40,900	1,993,875
Alphabet, Inc. Class C (a)	2,760	2,199,140
Amazon.com, Inc. (a)	2,600	2,141,048
Amphenol Corp. Class A	33,111	2,234,661
China Biologic Products, Inc. (a)	21,100	2,404,134
Facebook, Inc. Class A (a)	17,900	2,332,728
MasterCard, Inc. Class A	19,500	2,073,435
MercadoLibre, Inc.	13,300	2,465,687
Mettler-Toledo International, Inc. (a)	4,880	2,081,954
Moody's Corp.	22,800	2,363,676
MSCI, Inc.	26,900	2,225,975
Philip Morris International, Inc.	24,600	2,364,798
S&P Global, Inc.	20,400	2,451,672
Sherwin-Williams Co.	8,000	2,430,480
TransDigm Group, Inc.	11,000	2,380,400
Visa, Inc. Class A	27,000	2,233,170

TOTAL UNITED STATES OF AMERICA		36,376,833

TOTAL COMMON STOCKS
(Cost $358,369,495)		409,201,191

Preferred Stocks - 4.1%
Convertible Preferred Stocks - 0.6%
India - 0.6%
PC Jeweller Ltd. 13.00% (c)	20,810,176	2,757,466
Nonconvertible Preferred Stocks - 3.5%
Brazil - 3.5%
Ambev SA sponsored ADR	910,880	4,909,643
Itau Unibanco Holding SA	537,520	6,352,463
Itausa-Investimentos Itau SA (PN)	1,223,800	3,604,095
		14,866,201
TOTAL PREFERRED STOCKS
(Cost $17,762,150)		17,623,667

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.62% (d)	2,890,481	2,891,059
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	2,819,357	2,819,921
TOTAL MONEY MARKET FUNDS
(Cost $5,710,746)		5,710,980
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $381,842,391)		432,535,838
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,037,120)
NET ASSETS - 100%		$430,498,718

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,757,466 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$3,105,681

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,375
Fidelity Securities Lending Cash Central Fund	8,985
Total	$13,360

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$58,204,638	$41,171,789	$17,032,849	$--
Consumer Staples	62,281,745	52,758,953	9,522,792	--
Energy	6,433,078	6,433,078	--	--
Financials	67,123,882	56,354,391	10,769,491	--
Health Care	23,143,088	23,143,088	--	--
Industrials	31,035,596	28,859,512	2,176,084	--
Information Technology	124,306,844	85,908,057	38,398,787	--
Materials	31,009,533	31,009,533	--	--
Real Estate	5,619,908	5,619,908	--	--
Telecommunication Services	9,962,845	7,460,968	2,501,877	--
Utilities	7,703,701	5,197,075	2,506,626	--
Money Market Funds	5,710,980	5,710,980	--	--
Total Investments in Securities:	$432,535,838	$349,627,332	$82,908,506	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$23,008,454
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $382,650,129. Net unrealized appreciation aggregated $49,885,709, of which $66,146,998 related to appreciated investment securities and $16,261,289 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 31, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 31, 2017